CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010		Dec. 26, 2009
Cash flows from operating activities:
Net income (loss) including noncontrolling interest	$ 677.1		$ 709.9		$ 723.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	217.1	[1]	202.3	[1]	208.0	[1]
Amortization of debt issuance costs and discounts	22.5		20.6		19.4
Share-based compensation	24.7		27.4		22.8
Loss (gain) on sale or impairment of properties and intangibles	8.6		19.1		(38.1)
Excess tax benefits from share-based compensation	(2.0)		(4.8)		(21.7)
Deferred income taxes	38.9		68.0		127.8
Loss (gain) on foreign currency fluctuations and derivative instruments	9.1		(9.9)		(0.1)
Equity income in MillerCoors	(457.9)		(456.1)		(382.0)
Distributions from MillerCoors	457.9		456.1		401.1
Equity in net income of other unconsolidated affiliates	(23.2)		(18.2)		(6.9)
Distributions from other unconsolidated affiliates	28.4		14.0		16.6
Change in current assets and liabilities (net of assets acquired and liabilities assumed in business combinations) and other:
Receivables	(29.0)		(7.8)		(63.3)
Inventories	(17.1)		(10.1)		1.8
Payables	(16.4)		45.3		21.0
Other assets and other liabilities	(68.3)		(266.5)		(180.3)
(Gain) loss from discontinued operations	(2.3)		(39.6)		9.0
Net cash provided by operating activities	868.1		749.7		858.3
Cash flows from investing activities:
Additions to properties and intangible assets	(235.4)	[2]	(177.9)	[2]	(158.8)	[2]
Proceeds from sales of businesses and other assets, includes $53.3 in 2009 on related party transaction, see Note 4	4.6		5.2		58.0
Acquisition of businesses, net of cash acquired	(41.3)		(19.8)		(41.7)
Change in restricted cash balances	6.7		(10.8)		0
Payment on discontinued operations	0		(96.0)		0
Investment in MillerCoors	(800.1)		(1,071.2)		(514.5)
Return of capital from MillerCoors	782.7		1,060.3		448.2
Deconsolidation of Brewers' Retail, Inc.	0		0		(26.1)
Investment in and advances to an unconsolidated affiliate	(83.2)		0		0
Trade loan repayments from customers	22.4		16.6		32.1
Trade loans advanced to customers	(9.9)		(9.1)		(25.5)
Proceeds from settlements of derivative instruments	15.4		35.1		0
Other	0		0.2		0.1
Net cash used in investing activities	(338.1)		(267.4)		(228.2)
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	11.6		38.5		43.1
Excess tax benefits from share-based compensation	2.0		4.8		21.7
Payments for purchase of treasury stock	(321.1)		0		0
Dividends paid	(228.1)		(201.1)		(170.4)
Dividends paid to noncontrolling interests holders	(2.3)		(3.7)		(2.9)
Proceeds from issuances of long-term debt	0		488.4		0
Debt issuance costs	(2.2)		(3.3)		0
Payments on long-term debt and capital lease obligations	(0.3)		(300.0)		(0.4)
Proceeds from short-term borrowings	6.8		12.1		14.7
Payments on short-term borrowings	(18.3)		(8.1)		(17.0)
Net proceeds from (payments on) revolving credit facilities	2.1		0		0
Payments on settlements of debt-related derivatives	(104.5)		(42.0)		0
Change in overdraft balances and other	(10.8)		6.8		(6.0)
Net cash used in financing activities	(665.1)		(7.6)		(117.2)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(135.1)		474.7		512.9
Effect of foreign exchange rate changes on cash and cash equivalents	(3.6)		8.7		5.1
Balance at beginning of year	1,217.6		734.2		216.2
Balance at end of period	$ 1,078.9		$ 1,217.6		$ 734.2

[1]	Depreciation and amortization amounts do not reflect amortization of bond discounts, fees, or other debt-related items
[2]	Capital expenditures increased in 2011 driven by the addition of a high-speed can line in our Montréal brewery.